Earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings per Share
14.	Earnings per Share

The following table presents the calculation of basic and diluted earnings per share:

	Three Months Ended
(IN MILLIONS, EXCEPT PER SHARE DATA)	March 31, 2013	April 1, 2012
Numerator
Net income before allocation to noncontrolling interests	$140	$112
Less: net income attributable to noncontrolling interests	—	1

Net income attributable to Zoetis Inc.	$140	$111

Denominator
Weighted-average common shares outstanding	500.000	500.000
Common stock equivalents: stock options and RSUs	0.111	—

Weighted-average common and potential dilutive shares outstanding	500.111	500.000

Earnings per share attributable to Zoetis Inc. stockholders—basic	$0.28	$0.22
Earnings per share attributable to Zoetis Inc. stockholders—diluted	$0.28	$0.22

14.	Earnings per Share Attributable to Common Shareholders

The weighted average shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using an aggregate of 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the IPO. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the IPO.

The following table presents the calculation of basic and diluted earnings per share:

	Year Ended December 31,
(IN MILLIONS, EXCEPT PER SHARE DATA)	2012	2011	2010
Numerator
Net income before allocation to noncontrolling interests	$436	$248	$111
Less: Net income attributable to noncontrolling interests	—	3	1

Net income attributable to Zoetis	$436	$245	$110

Denominator
Weighted average shares outstanding—basic and diluted	500	500	500

Earnings per share attributable to Zoetis shareholders—basic and diluted	$0.87	$0.49	$0.22